Revenue - Earned revenue (Details) - Voyage Charter - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of revenue
Undelivered performance obligations	$ 50,939,047	$ 14,416,473	$ 5,590,403
Capitalized contract fulfilment costs	2,345,580	3,065,772
Revenue	383,954,204	374,587,812	373,693,986
Freight
Disaggregation of revenue
Revenue	346,743,651	336,057,387	338,979,059
Demurrages
Disaggregation of revenue
Revenue	$ 37,210,553	$ 38,530,425	$ 34,714,927